Loans to Customers - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans to customers [line items]
Accrued interest	₸ 68,558	₸ 46,207
Allowance for impairment losses for percentage of NPLs	90.00%	99.00%
Maximum percentage of loan provided	10.00%
Restructured loans to customers	₸ 137,728	₸ 98,925
Restructured loans collected	58,615	35,168
POCI
Disclosure of loans to customers [line items]
Restructured loans gross	23,136	10,504
Stage 1
Disclosure of loans to customers [line items]
Restructured loans gross	15,364	1,568
Stage 2
Disclosure of loans to customers [line items]
Restructured loans gross	18,009	8,821
Stage 3
Disclosure of loans to customers [line items]
Restructured loans gross	₸ 94,556	₸ 57,571
Minimum | Stage 3
Disclosure of loans to customers [line items]
Allowance for impairment losses for percentage of NPLs	100.00%